Restructuring and Related Activities (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Restructuring Charges	$ 1,398,000	$ 0	$ 1,398,000	$ 0
Restructuring Reserve	$ 1,400,000		$ 1,400,000		$ 0